TAXES - Valuation allowance (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
TAXES
Balance as of January 1	$ (775,415)	$ (441,549)
Increase in valuation allowance	(50,045)	(23,809)
Foreign exchange	932	10,035
Balance as of December 31	(824,528)	(455,323)
Valuation allowance	$ 824,528	$ 455,323